INCOME TAXES - Deferred Income Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets:
Net operating loss carryforwards	$ 54,610	$ 48,548
Research and development credit carryforwards	1,153	1,386
Intangible assets	5,434	6,204
Share-based compensation	2,370	2,269
Change in fair value of investments	877	326
Capitalized R&D amortization	1,148	2,296
Lease liability	763	939
Impairment loss of long-term investments	182	182
Write down of inventories	1,249	1,007
Accrued interest expense	210	13
Others	496	233
Valuation allowance for deferred income tax assets	(67,766)	(62,466)	$ (61,281)	$ (85,505)
Net deferred income tax assets	726	937
Deferred income tax liabilities:
Right of use asset	(637)	(873)
Others	(89)	(64)
Net deferred income tax liabilities	$ (726)	$ (937)